Calvert
International Equity Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 2.0%
CSL, Ltd.	88,261	$ 18,667,221
		$ 18,667,221
Belgium — 1.7%
KBC Group NV	185,556	$ 15,943,200
		$ 15,943,200
Denmark — 3.3%
Novo Nordisk A/S, Class B	270,965	$ 30,436,378
		$ 30,436,378
France — 10.9%
LVMH Moet Hennessy Louis Vuitton SE	28,340	$23,421,129
Safran S.A.	175,713	21,511,342
Sanofi	249,432	25,028,993
Schneider Electric SE	160,182	31,491,044
		$101,452,508
Germany — 7.1%
adidas AG	89,867	$25,876,775
Infineon Technologies AG	311,023	14,319,019
Siemens AG	150,652	26,093,345
		$66,289,139
Hong Kong — 2.3%
AIA Group, Ltd.	2,083,765	$21,031,108
		$21,031,108
India — 1.8%
HDFC Bank, Ltd.	846,537	$16,777,203
		$16,777,203
Ireland — 6.6%
CRH PLC	481,726	$25,502,582
Kerry Group PLC, Class A	122,179	15,763,005
Kingspan Group PLC	167,094	19,931,802
		$61,197,389
Japan — 12.4%
Kao Corp.	293,541	$15,374,004
Keyence Corp.	24,467	15,383,824
Kose Corp.	120,300	13,647,069
Olympus Corp.	787,700	18,138,545
Recruit Holdings Co., Ltd.	324,207	19,729,840
SMC Corp.	26,400	17,842,650
Security	Shares	Value
Japan (continued)
Yamaha Corp.	302,300	$ 14,914,094
		$115,030,026
Netherlands — 3.3%
ASML Holding NV	38,390	$ 30,751,151
		$ 30,751,151
New Zealand — 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	537,472	$ 12,041,285
		$ 12,041,285
Norway — 1.9%
DNB Bank ASA	787,178	$18,005,697
		$18,005,697
Singapore — 2.1%
DBS Group Holdings, Ltd.	804,528	$19,484,828
		$19,484,828
South Africa — 0.9%
Vodacom Group ,Ltd.	988,624	$8,344,916
		$8,344,916
Spain — 5.6%
Amadeus IT Group S.A.(1)	289,646	$19,598,674
Iberdrola S.A.	2,707,168	32,052,804
		$51,651,478
Sweden — 4.9%
Assa Abloy AB, Class B(2)	486,344	$14,824,238
Indutrade AB	432,502	13,204,741
Svenska Handelsbanken AB, Class A	1,624,591	17,558,483
		$45,587,462
Switzerland — 9.5%
Lonza Group AG	29,577	$24,625,453
Nestle S.A.	361,489	50,470,114
Straumann Holding AG	6,447	13,632,768
		$88,728,335
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	125,301	$15,074,963
		$15,074,963
United Kingdom — 20.1%
Abcam PLC(1)	581,665	$13,600,971
AstraZeneca PLC	220,959	25,801,236
Compass Group PLC(1)	1,069,418	24,076,539
Halma PLC	368,442	15,975,226

Calvert
International Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
InterContinental Hotels Group PLC(1)	287,585	$ 18,592,090
London Stock Exchange Group PLC	191,954	18,057,137
RELX PLC	800,282	26,126,728
Unilever PLC	496,071	26,612,447
Weir Group PLC (The)	789,547	18,321,910
		$187,164,284
Total Common Stocks (identified cost $738,315,815)		$923,658,571

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$880	$ 861,573
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(4)(5)	25	23,962
Total High Social Impact Investments (identified cost $905,000)		$ 885,535

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Venture Capital — 0.0%(6)
Bioceptive, Inc.:
Series A(1)(4)(7)	582,574	$ 0
Series B(1)(4)(7)	40,523	0
FINAE, Series D(1)(4)(7)	2,597,442	126,856
Total Preferred Stocks (identified cost $491,304)		$ 126,856

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Africa Renewable Energy Fund L.P.(1)(4)(7)	$ 1,197,585
Emerald Sustainability Fund I L.P.(1)(4)(7)	58,982
gNet Defta Development Holding LLC(1)(3)(4)(7)	226,684
SEAF India International Growth Fund L.P.(1)(4)(7)	692
Total Venture Capital Limited Partnership Interests (identified cost $1,980,867)	$ 1,483,943

Short-Term Investments — 0.6%

Affiliated Fund — 0.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(8)	5,594,677	$ 5,594,677
Total Affiliated Fund (identified cost $5,594,677)		$ 5,594,677

Securities Lending Collateral — 0.0%(6)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(9)	2,183	$ 2,183
Total Securities Lending Collateral (identified cost $2,183)		$ 2,183
Total Short-Term Investments (identified cost $5,596,860)		$ 5,596,860

Total Investments — 100.2% (identified cost $747,289,846)	$931,751,765
Other Assets, Less Liabilities — (0.2)%	$ (1,701,505)
Net Assets — 100.0%	$930,050,260

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $2,073 and the total market value of the collateral received by the Fund was $2,183, comprised of cash.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,496,334, which represents 0.3% of the net assets of the Fund as of December 31, 2021.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(6)	Amount is less than 0.05%.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(9)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

At December 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	22.5%
Health Care	19.6
Financials	13.6
Consumer Staples	13.1
Information Technology	11.9
Consumer Discretionary	11.5
Utilities	3.5
Materials	2.7
Communication Services	0.9
Venture Capital	0.2
High Social Impact Investments	0.1
Total	99.6%
Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$986,557
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	880,000
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	25,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	200,375

Abbreviations:
ADR	– American Depositary Receipt
At December 31, 2021, the value of the Fund's investment in affiliated companies and funds was $6,682,934, which represents 0.7% of the Fund's net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 864,890	$ —	$ —	$ —	$(3,317)	$ 861,573	$3,300	$ 880,000
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)(2)(3)	231,604	—	—	—	(4,920)	226,684	—	—

Calvert
International Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ 5,635,556	$ 60,472,201	$(60,513,134)	$ 618	$ (564)	$5,594,677	$ 747	5,594,677
Totals				$ 618	$(8,801)	$6,682,934	$4,047

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$18,667,221	$ —	$18,667,221
Belgium	—	15,943,200	—	15,943,200
Denmark	—	30,436,378	—	30,436,378
France	—	101,452,508	—	101,452,508
Germany	—	66,289,139	—	66,289,139
Hong Kong	—	21,031,108	—	21,031,108
India	—	16,777,203	—	16,777,203
Ireland	—	61,197,389	—	61,197,389
Japan	—	115,030,026	—	115,030,026
Netherlands	—	30,751,151	—	30,751,151
New Zealand	—	12,041,285	—	12,041,285
Norway	—	18,005,697	—	18,005,697
Singapore	—	19,484,828	—	19,484,828
South Africa	—	8,344,916	—	8,344,916
Spain	—	51,651,478	—	51,651,478
Sweden	—	45,587,462	—	45,587,462
Switzerland	—	88,728,335	—	88,728,335
Taiwan	15,074,963	—	—	15,074,963
United Kingdom	—	187,164,284	—	187,164,284
Total Common Stocks	$15,074,963	$908,583,608(2)	$ —	$923,658,571
High Social Impact Investments	$ —	$885,535	$ —	$885,535
Preferred Stocks - Venture Capital	—	—	126,856	126,856
Venture Capital Limited Partnership Interests	—	—	1,483,943	1,483,943
Short-Term Investments:
Affiliated Fund	—	5,594,677	—	5,594,677

Calvert
International Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Securities Lending Collateral	$2,183	$ —	$ —	$2,183
Total Investments	$15,077,146	$915,063,820	$1,610,799	$931,751,765

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.